Note 15 - Earnings Per Share	12 Months Ended
Jan. 31, 2017
Notes to Financial Statements
Earnings Per Share [Text Block]
Note
15
- Earnings Per Share

The following table sets forth the computation of basic and diluted earnings per share (“EPS”) (number of shares in thousands):

Year Ended	January 31, 2017	January 31, 2016	January 31, 2015

Net income for purposes of calculating basic and diluted earnings per share	23,838	20,562	15,059
Weighted average shares outstanding	75,800	75,595	70,559
Dilutive effect of employee stock options	230	452	665
Dilutive effect of restricted and performance share units	485	362	360
Weighted average common and common equivalent shares outstanding	76,515	76,409	71,584
Earnings per share
Basic	0.31	0.27	0.21
Diluted	0.31	0.27	0.21

For the years ended
January
31,
2017,
2016
and
2015,
respectively,
25,000,
nil
and
nil
options were excluded from the calculation of diluted EPS as those options had an exercise price greater than or equal to the average market value of our common shares during the applicable periods and their inclusion would have been anti-dilutive.

Additionally, for
2017,
2016
and
2015,
respectively, the application of the treasury stock method excluded
145,932,
nil
and
215,000
options, restricted and performance share units from the calculation of diluted EPS as the assumed proceeds from the unrecognized stock-based compensation expense that are attributed to future service periods made such stock-based compensation anti-dilutive.